RESTRICTED CASH EQUIVALENTS HELD IN TRUST ACCOUNT	12 Months Ended
Dec. 31, 2011
Restricted Cash and Investments [Abstract]
Restricted Assets Disclosure [Text Block]

NOTE G —RESTRICTED CASH EQUIVALENTS HELD IN TRUST ACCOUNT

Subsequent to the Offering, an amount of $23,374,786 (including $860,813 of deferred underwriting fee), of the net proceeds of the Offering was deposited in an interest-bearing trust account and invested in combination of cash and money market funds meeting certain conditions under Rule 2a-7 promulgated under the 1940 Act. The Fair Value of Investments at December 31, 2011 was $23,374,786.